Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended				16 Months Ended
	Dec. 31, 2022	Sep. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid, as computed under SEC rules, and certain financial performance of the Company. For more information about the Company’s executive compensation program, see “Executive Compensation” above.

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for Mr. Burdick(1)	Summary Compensation Table Total for Mr. Lester(1)	Compensation Actually Paid to Mr. Burdick(2)	Compensation Actually Paid to Mr. Lester(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return (Russell 2500 Health Care Index)(6)	Net Loss(7) (in thousands)	Company Selected Measure: Adjusted EBITDA(8) (in thousands)
2024	10,204,676	N/A	4,141,057	N/A	4,174,029	(1,685,441)	34	70	(57,443)	119,742
2023	14,829,496	N/A	39,438,062	N/A	2,542,147	3,598,675	36	68	(186,262)	59,042
2022	40,953,095	9,808,706	27,350,996	(25,950,275)	9,475,625	(141,744)	23	65	(215,564)	52,670
2021	N/A	147,001,804	N/A	118,763,423	38,859,218	23,022,181	43	91	(307,197)	49,154
(1)
The amounts reported in these columns represent the amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each applicable year for Mr. Burdick, who served as our Chief Executive Officer starting on September 7, 2022 and throughout all of 2023 and 2024, and/or Michael K. Lester, who served as our President and Chief Executive Officer during 2021 and 2022 until he retired from such position effective September 7, 2022.
(2)
The amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Burdick and/or Mr. Lester, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Burdick or Mr. Lester during the applicable year and were not considered by the compensation committee at the time it made decisions with respect to Mr. Burdick’s or Mr. Lester’s compensation.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Burdick’s total compensation for each applicable year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of "Compensation Actually Paid" to Kenneth Burdick	2024	2023	2022	2021
Reported Summary Compensation Table ("SCT") Total for Mr. Burdick	10,204,676	14,829,496	40,953,095	N/A
Amounts reported in the "Stock Awards" and "Option Awards" columns of the SCT	(8,357,876)	(13,423,219)	(40,753,003)	N/A
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	7,893,557	21,805,767	27,150,904	N/A
Change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	(408,072)	148,959	—	N/A
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	—	N/A
Change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	(5,191,228)	16,077,059	—	N/A
Fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	—	—	—	N/A
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—	N/A
Compensation Actually Paid to Mr. Burdick	4,141,057	39,438,062	27,350,996	N/A

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lester’s total compensation for each applicable year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of "Compensation Actually Paid" to Michael K. Lester	2024	2023	2022	2021
Reported Summary Compensation Table ("SCT") Total for Mr. Lester	N/A	N/A	9,808,706	147,001,804
Amounts reported in the "Stock Awards" column of the SCT	N/A	N/A	(9,242,960)	(146,263,703)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	N/A	N/A	5,101,943	15,736,212
Change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	N/A	N/A	(8,298,049)	32,893,266
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	N/A	N/A	—	—
Change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	N/A	N/A	(23,319,915)	69,395,844
Fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	N/A	N/A	—	—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	N/A	N/A	—	—
Compensation Actually Paid to Mr. Lester	N/A	N/A	(25,950,275)	118,763,423

The valuation assumptions used to calculate the fair values of options, RSUs, and restricted stock awards include the stock price as of the applicable measuring date and, in the case of performance-based awards, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

(3)
The amounts reported in this column represent the average amounts of total compensation reported for our non-PEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table for each corresponding year. The non-PEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024: David Bourdon, Pablo Pantaleoni, Ryan Pardo, Ann Varanakis, Danish Qureshi and Kevin Mullins; (ii) for 2023, David Bourdon, Danish Qureshi, Pablo Pantaleoni, and Ryan Pardo; (iii) for 2022, Danish Qureshi and David Bourdon; and (iv) for 2021, J. Michael Bruff and Gwen H. Booth.
(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO Named Executive Officers as a group during the applicable year and were not considered by the compensation committee at the time it made decisions with respect to the compensation of our non-PEO Named Executive Officers. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for our non-PEO Named Executive Officers as a group for each year to determine the compensation actually paid:

	Year
Calculation of "Compensation Actually Paid" to Non-PEO NEOs	2024	2023	2022	2021
Average Summary Compensation Table ("SCT") Total for non-PEO NEOs	4,174,029	2,542,147	9,475,625	38,859,218
Average amounts reported in the "Stock Awards" and "Option Awards" columns of the SCT	(3,543,687)	(1,866,597)	(9,277,525)	(36,661,697)
Average fair value (as of year end) of equity awards granted during the year that remain unvested at year end	699,259	1,050,879	3,201,808	3,872,889
Average change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	(58,946)	729,129	(903,301)	3,654,809
Average fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	1,000,001	1,730,994
Average change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	(685,123)	1,310,562	(3,638,352)	11,565,968
Average fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	(2,270,973)	(167,445)	—	—
Average value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	(1,685,441)	3,598,675	(141,744)	23,022,181

The valuation assumptions used to calculate the fair values of options, RSUs, and restricted stock awards include the stock price as of the applicable measuring date and, in the case of performance-based awards, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

(5)
The amounts reported in this column represent the cumulative total return on $100 invested in the Company’s common stock as of June 10, 2021 (the date on which our common stock began trading on Nasdaq) through the last trading day for the applicable fiscal year in the table. The Company has not paid any dividends since its IPO.
(6)
The amounts reported in this column represent the weighted cumulative total return on $100 invested as of June 10, 2021 (the date on which our common stock began trading on Nasdaq) through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2500 Health Care Index, which is the same peer group used in our Annual Report on Form 10-K for fiscal year 2024 for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.
(7)
The amounts reported in this column represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.
(8)
The amounts reported in this column represent Adjusted EBITDA**, our Company-Selected Measure, which we believe is the most important financial measure used to link compensation actually paid to our named executive officers to Company performance for 2024. Adjusted EBITDA** is defined in the “Compensation Discussion and Analysis” section of this Proxy Statement.

Analysis of the Information Presented in the Pay Versus Performance Table

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The amounts reported in these columns represent the amounts of total compensation reported in the “Total” column of the Summary Compensation Table in each applicable year for Mr. Burdick, who served as our Chief Executive Officer starting on September 7, 2022 and throughout all of 2023 and 2024, and/or Michael K. Lester, who served as our President and Chief Executive Officer during 2021 and 2022 until he retired from such position effective September 7, 2022.
(3)
The amounts reported in this column represent the average amounts of total compensation reported for our non-PEO Named Executive Officers as a group in the “Total” column of the Summary Compensation Table for each corresponding year. The non-PEO Named Executive Officers included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024: David Bourdon, Pablo Pantaleoni, Ryan Pardo, Ann Varanakis, Danish Qureshi and Kevin Mullins; (ii) for 2023, David Bourdon, Danish Qureshi, Pablo Pantaleoni, and Ryan Pardo; (iii) for 2022, Danish Qureshi and David Bourdon; and (iv) for 2021, J. Michael Bruff and Gwen H. Booth.

Peer Group Issuers, Footnote
(6)
The amounts reported in this column represent the weighted cumulative total return on $100 invested as of June 10, 2021 (the date on which our common stock began trading on Nasdaq) through the last trading day for the applicable fiscal year in the table, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Russell 2500 Health Care Index, which is the same peer group used in our Annual Report on Form 10-K for fiscal year 2024 for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.

Adjustment To PEO Compensation, Footnote

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Burdick’s total compensation for each applicable year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of "Compensation Actually Paid" to Kenneth Burdick	2024	2023	2022	2021
Reported Summary Compensation Table ("SCT") Total for Mr. Burdick	10,204,676	14,829,496	40,953,095	N/A
Amounts reported in the "Stock Awards" and "Option Awards" columns of the SCT	(8,357,876)	(13,423,219)	(40,753,003)	N/A
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	7,893,557	21,805,767	27,150,904	N/A
Change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	(408,072)	148,959	—	N/A
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	—	N/A
Change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	(5,191,228)	16,077,059	—	N/A
Fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	—	—	—	N/A
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—	N/A
Compensation Actually Paid to Mr. Burdick	4,141,057	39,438,062	27,350,996	N/A

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Lester’s total compensation for each applicable year to determine the compensation actually paid to him for the relevant year:

	Year
Calculation of "Compensation Actually Paid" to Michael K. Lester	2024	2023	2022	2021
Reported Summary Compensation Table ("SCT") Total for Mr. Lester	N/A	N/A	9,808,706	147,001,804
Amounts reported in the "Stock Awards" column of the SCT	N/A	N/A	(9,242,960)	(146,263,703)
Fair value (as of year end) of equity awards granted during the year that remain unvested at year end	N/A	N/A	5,101,943	15,736,212
Change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	N/A	N/A	(8,298,049)	32,893,266
Fair value (as of the vesting date) of equity awards that were granted and vested during the year	N/A	N/A	—	—
Change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	N/A	N/A	(23,319,915)	69,395,844
Fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	N/A	N/A	—	—
Value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	N/A	N/A	—	—
Compensation Actually Paid to Mr. Lester	N/A	N/A	(25,950,275)	118,763,423

Non-PEO NEO Average Total Compensation Amount			$ 4,174,029	$ 2,542,147	$ 9,475,625	$ 38,859,218
Non-PEO NEO Average Compensation Actually Paid Amount			$ (1,685,441)	3,598,675	(141,744)	23,022,181
Adjustment to Non-PEO NEO Compensation Footnote

	Year
Calculation of "Compensation Actually Paid" to Non-PEO NEOs	2024	2023	2022	2021
Average Summary Compensation Table ("SCT") Total for non-PEO NEOs	4,174,029	2,542,147	9,475,625	38,859,218
Average amounts reported in the "Stock Awards" and "Option Awards" columns of the SCT	(3,543,687)	(1,866,597)	(9,277,525)	(36,661,697)
Average fair value (as of year end) of equity awards granted during the year that remain unvested at year end	699,259	1,050,879	3,201,808	3,872,889
Average change in fair value (as of vesting date from prior year end) of previously granted equity awards that vested during the year	(58,946)	729,129	(903,301)	3,654,809
Average fair value (as of the vesting date) of equity awards that were granted and vested during the year	—	—	1,000,001	1,730,994
Average change in fair value (as of year end from prior year end) of previously granted equity awards that remain unvested at year end	(685,123)	1,310,562	(3,638,352)	11,565,968
Average fair value (as of the end of the prior year) of previously granted equity awards that failed to meet vesting conditions in the year	(2,270,973)	(167,445)	—	—
Average value of dividends or other earnings paid on equity awards during the year not otherwise reflected in fair value of equity award or total compensation for the year	—	—	—	—
Average Compensation Actually Paid to non-PEO NEOs	(1,685,441)	3,598,675	(141,744)	23,022,181

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Compensation Actually Paid and Company TSR

The graph below sets forth the relationship between “compensation actually paid” to Mr. Burdick, “compensation actually paid” to Mr. Lester, and the average “compensation actually paid” to our Non-PEO NEOs, and the Company’s cumulative TSR starting June 10, 2021, the date our common stock began trading on Nasdaq, through December 31, 2024.

Compensation Actually Paid vs. Net Income

Relationship between Compensation Actually Paid and Net Income (Loss)

The graph below sets forth the relationship between “compensation actually paid” to Mr. Burdick, “compensation actually paid” to Mr. Lester, and the average “compensation actually paid” to our Non-PEO NEOs, and the Company’s Net Income (Loss).

Compensation Actually Paid vs. Company Selected Measure

Relationship between Compensation Actually Paid and Adjusted EBITDA

The graph below sets forth the relationship between “compensation actually paid” to Mr. Burdick, “compensation actually paid” to Mr. Lester, and the average “compensation actually paid” to our Non-PEO NEOs, and our Company-Selected Measure, Adjusted EBITDA**.

Total Shareholder Return Vs Peer Group

Comparison of Company TSR and Peer Group TSR

The graph below compares the Company’s cumulative TSR starting June 10, 2021, the date our common stock began trading on Nasdaq, through December 31, 2024 to the cumulative TSR of the Russell 2500 Health Care Index over the same period.

Total Shareholder Return Amount			$ 34	36	23	43
Peer Group Total Shareholder Return Amount			70	68	65	91
Net Income (Loss)			$ (57,443,000)	$ (186,262,000)	$ (215,564,000)	$ (307,197,000)
Company Selected Measure Amount			119,742,000	59,042,000	52,670,000	49,154,000
PEO Name		Michael K. Lester	Mr. Burdick			Michael K. Lester	Mr. Burdick
Additional 402(v) Disclosure
(2)
The amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Burdick and/or Mr. Lester, as applicable, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Burdick or Mr. Lester during the applicable year and were not considered by the compensation committee at the time it made decisions with respect to Mr. Burdick’s or Mr. Lester’s compensation.
(4)
The amounts reported in this column represent the average amount of “compensation actually paid” to our non-PEO Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to our non-PEO Named Executive Officers as a group during the applicable year and were not considered by the compensation committee at the time it made decisions with respect to the compensation of our non-PEO Named Executive Officers. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for our non-PEO Named Executive Officers as a group for each year to determine the compensation actually paid:

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA**
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Free Cash Flow
Kenneth Burdick [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 40,953,095		$ 10,204,676	$ 14,829,496
PEO Actually Paid Compensation Amount	27,350,996		4,141,057	39,438,062
Michael K. Lester [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,808,706				$ 147,001,804
PEO Actually Paid Compensation Amount		(25,950,275)				118,763,423
PEO | Kenneth Burdick [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,150,904		7,893,557	21,805,767
PEO | Kenneth Burdick [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(5,191,228)	16,077,059
PEO | Kenneth Burdick [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0
PEO | Kenneth Burdick [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		(408,072)	148,959
PEO | Kenneth Burdick [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0
PEO | Kenneth Burdick [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0	0
PEO | Kenneth Burdick [Member] | Amounts Reported in the Stock Awards and Option Awards Columns of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,753,003)		(8,357,876)	(13,423,219)
PEO | Michael K. Lester [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,101,943				15,736,212
PEO | Michael K. Lester [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,319,915)				69,395,844
PEO | Michael K. Lester [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0				0
PEO | Michael K. Lester [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,298,049)				32,893,266
PEO | Michael K. Lester [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0				0
PEO | Michael K. Lester [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0				0
PEO | Michael K. Lester [Member] | Amounts Reported in the Stock Awards Column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (9,242,960)				(146,263,703)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			699,259	1,050,879	$ 3,201,808	3,872,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(685,123)	1,310,562	(3,638,352)	11,565,968
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	1,000,001	1,730,994
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,946)	729,129	(903,301)	3,654,809
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,270,973)	(167,445)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Amounts Reported in the Stock Awards and Option Awards Columns of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,543,687)	$ (1,866,597)	$ (9,277,525)	$ (36,661,697)